Administrative expenses	12 Months Ended
Dec. 31, 2025
Other administrative expenses [Abstract]
Other administrative expenses	Administrative expenses

	12/31/2025	12/31/2024	12/31/2023
Data processing and information technology	(1,033,603)	(797,626)	(779,453)
Third party services and financial system services	(492,717)	(424,819)	(269,172)
Advertising and marketing	(284,998)	(234,989)	(93,512)
Provisions for contingencies	(56,039)	(49,120)	(38,611)
Rent, condominium fee and property maintenance	(53,200)	(69,313)	(62,870)
Insurance expenses	(17,615)	(13,131)	(25,620)
Others	(262,432)	(180,058)	(192,111)
Total	(2,200,604)	(1,769,055)	(1,461,348)